Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
property and equipment, gross	$ 2,114	$ 2,097
Less: accumulated depreciation and amortization	(891)	(665)	$ (248)
Property and equipment, net	1,223	1,432	1,604
RENEO PHARMACEUTICALS INC [Member]
Property, Plant and Equipment [Line Items]
property and equipment, gross		254	555
Less: accumulated depreciation and amortization		(120)	(102)
Property and equipment, net	81	134	453
Computer, software and office equipment [Member] | RENEO PHARMACEUTICALS INC [Member]
Property, Plant and Equipment [Line Items]
property and equipment, gross		254	300
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
property and equipment, gross	706	706
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
property and equipment, gross	1,090	1,090
Leasehold improvements [Member] | RENEO PHARMACEUTICALS INC [Member]
Property, Plant and Equipment [Line Items]
property and equipment, gross			$ 255
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
property and equipment, gross	158	141
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
property and equipment, gross	$ 160	$ 160